NOTE 6 - SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Research and Development [Abstract]
Amortization of Intangible Assets	$ 0	$ 436,471